Income Tax - Schedule of income tax provision (Detail) - USD ($)	2 Months Ended	3 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (9,069)	$ 16,179,940		$ (4,887,218)	$ (25,872,350)
Micromidas, Inc.
Net loss		$ (53,570,649)	$ (1,969,740)			$ (30,302,848)	$ (479,409)
Micromidas, Inc. | Domestic Tax Authority [Member]
Net loss						(29,162,313)	1,009,544
Micromidas, Inc. | Foreign Tax Authority [Member]
Net loss						$ (1,140,535)	$ (1,488,953)